Other Information (Schedule OF Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Interest rate swap - current portion		$ 76,939
Redeemable noncontrolling interest		60,950
Total other current liabilities	$ 45,080	$ 137,889	$ 0